Remuneration of key management - Board of directors compensation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	€ 2,390,000	€ 2,370,000	€ 2,205,000
Meeting fees	€ 121,000	133,000	75,000
Annual compensation paid in shares (as a percent)	40.00%
Annual compensation paid in cash (as a percent)	60.00%
Sari Baldauf
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	€ 465,000	465,000	440,000
Meeting fees	€ 10,000	€ 10,000	€ 0
Shares received number (in shares)	52,993	47,427	36,217
Personnel committee fee	€ 15,000
Director's Remuneration Expense, Strategy Committee Member Fee	10,000
Soren Skou, Vice Chair
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	220,000	€ 225,000	€ 210,000
Meeting fees	€ 14,000	€ 14,000	€ 9,000
Shares received number (in shares)	25,072	22,948	17,285
Director's Remuneration Expense, Strategy Committee Member Fee	€ 10,000
Timo Ahopelto
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	210,000	€ 210,000	€ 0
Meeting fees	€ 10,000	€ 10,000	€ 0
Shares received number (in shares)	23,932	21,418	0
Personnel committee fee	€ 15,000
Technology committee fee	10,000
Bruce Brown
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	0	€ 0	€ 210,000
Meeting fees	€ 0	€ 5,000	€ 17,000
Shares received number (in shares)	0	0	17,285
Elizabeth Crain
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	€ 220,000	€ 215,000	€ 0
Meeting fees	€ 12,000	€ 15,000	€ 0
Shares received number (in shares)	25,072	21,928	0
Personnel committee fee	€ 15,000
Director's Remuneration Expense, Committee Chair Fee	20,000
Thomas Dannenfeldt
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	240,000	€ 230,000	€ 200,000
Meeting fees	€ 14,000	€ 9,000	€ 9,000
Shares received number (in shares)	27,351	23,458	16,462
Audit committee fee	€ 15,000
Director's Remuneration Expense, Strategy Committee Member Fee	10,000
Director's Remuneration Expense, Committee Chair Fee	30,000
Lisa Hook
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	210,000	€ 200,000	€ 185,000
Meeting fees	€ 14,000	€ 17,000	€ 7,000
Shares received number (in shares)	23,932	20,399	15,227
Audit committee fee	€ 15,000
Director's Remuneration Expense, Strategy Committee Member Fee	10,000
Jeanette Horan
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	0	€ 210,000	€ 195,000
Meeting fees	€ 0	€ 10,000	€ 0
Shares received number (in shares)	0	21,418	16,050
Edward Kozel
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	€ 0	€ 0	€ 205,000
Meeting fees	€ 0	€ 5,000	€ 12,000
Shares received number (in shares)	0	0	16,874
Mike McNamara
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	€ 210,000	€ 0	€ 0
Meeting fees	€ 14,000	€ 0	€ 0
Shares received number (in shares)	23,932	0	0
Technology committee fee	€ 10,000
Audit committee fee	15,000
Thomas Saueressig
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	195,000	€ 195,000	€ 180,000
Meeting fees	€ 14,000	€ 14,000	€ 7,000
Shares received number (in shares)	22,223	19,889	14,816
Technology committee fee	€ 10,000
Carla Smits-Nusteling
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	215,000	€ 215,000	€ 200,000
Meeting fees	€ 9,000	€ 14,000	€ 9,000
Shares received number (in shares)	24,502	21,928	16,462
Director's Remuneration Expense, Committee Chair Fee	€ 30,000
Kai Öistämö
Disclosure of attribution of expenses by nature to their function [line items]
Annual fee	205,000	€ 205,000	€ 180,000
Meeting fees	€ 10,000	€ 10,000	€ 5,000
Shares received number (in shares)	23,362	20,908	14,816
Director's Remuneration Expense, Committee Chair Fee	€ 20,000